GOODWILL AND INTANGIBLE ASSETS, NET - Rollforward (Details) - CAD ($) $ in Millions	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2019	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				$ 8,021.8	$ 8,047.6
Acquisitions via business combinations					546.8
Amortization		$ 40.9	$ 127.5	427.0	334.1
Changes in foreign exchange					(176.5)
Goodwill adjustment					65.4
Intangible assets and goodwill at end of period	$ 8,021.8		8,047.6	9,593.8	8,021.8
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				5,173.8	4,979.3
Acquisitions via business combinations					257.4
Changes in foreign exchange					(128.3)
Goodwill adjustment	65.4				65.4
Intangible assets and goodwill at end of period	5,173.8		4,979.3	6,500.4	5,173.8
Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				2,017.5	2,337.6
Acquisitions via business combinations					131.8
Changes in foreign exchange					(43.3)
Goodwill adjustment					0.0
Intangible assets and goodwill at end of period	2,017.5		2,337.6	2,106.6	2,017.5
Trade name, C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				690.8	580.0
Acquisitions via business combinations					117.3
Changes in foreign exchange					(1.7)
Goodwill adjustment					0.0
Intangible assets and goodwill at end of period	690.8		580.0	710.3	690.8
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				139.7	150.7
Acquisitions via business combinations					40.3
Changes in foreign exchange					(3.2)
Goodwill adjustment					0.0
Intangible assets and goodwill at end of period	139.7		150.7	276.5	139.7
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				8,483.3
Acquisitions via business combinations				2,166.9
Changes in foreign exchange				(184.5)
Intangible assets and goodwill at end of period	8,483.3			10,465.7	8,483.3
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				5,173.8
Acquisitions via business combinations				1,470.6
Changes in foreign exchange				(144.0)
Intangible assets and goodwill at end of period	5,173.8			6,500.4	5,173.8
Cost | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				2,426.1
Acquisitions via business combinations				449.2
Changes in foreign exchange				(30.7)
Intangible assets and goodwill at end of period	2,426.1			2,844.6	2,426.1
Cost | Trade name, C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				695.6
Acquisitions via business combinations				31.0
Changes in foreign exchange				(3.4)
Intangible assets and goodwill at end of period	695.6			723.2	695.6
Cost | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				187.8
Acquisitions via business combinations				216.1
Changes in foreign exchange				(6.4)
Intangible assets and goodwill at end of period	187.8			397.5	187.8
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				(461.5)	(128.0)
Amortization				427.0	334.1
Changes in foreign exchange				(16.6)	(0.6)
Intangible assets and goodwill at end of period	(461.5)		(128.0)	(871.9)	(461.5)
Accumulated depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				0.0	0.0
Amortization				0.0	0.0
Changes in foreign exchange				0.0	0.0
Intangible assets and goodwill at end of period	0.0		0.0	0.0	0.0
Accumulated depreciation | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				(408.6)	(114.1)
Amortization				341.6	295.0
Changes in foreign exchange				(12.2)	(0.5)
Intangible assets and goodwill at end of period	(408.6)		(114.1)	(738.0)	(408.6)
Accumulated depreciation | Trade name, C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				(4.8)	0.0
Amortization				8.9	4.8
Changes in foreign exchange				(0.8)	0.0
Intangible assets and goodwill at end of period	(4.8)		0.0	(12.9)	(4.8)
Accumulated depreciation | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period				(48.1)	(13.9)
Amortization				76.5	34.3
Changes in foreign exchange				(3.6)	(0.1)
Intangible assets and goodwill at end of period	$ (48.1)		$ (13.9)	$ (121.0)	$ (48.1)